Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 999,184,000
Previously Paid Amount	0
Total Fee Amount	137,987.31
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $1,000,000,000.
Net Fee	$ 137,987.31
Narrative - Max Aggregate Offering Price	$ 1,000,000,000
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true